Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2023
Discontinued Operations [Abstract]
Schedule of Gain on Disposal of Discontinued Operations	The gain on disposal of discontinued operations was determined as follows:
November 21, 2023
Cash consideration received	2,040,000
Other consideration received	32,685
Total consideration received	2,072,685

Net assets disposed:
Inventories	(331,466)
Prepaid expenses	(218,395)
Receivables and other assets	(677,544)
Cash and cash equivalents	(115,676)
Trade and other payables	1,104,399
Accrued liabilities	318,083
Deferred income	932,200
Foreign currency translation reserve, transfer to profit or loss	161,249
Total net assets disposed incl. currency translation reserve	1,172,850
Remeasurement of retained interest at fair value	1,960,000

Pre-tax gain on disposal of discontinued operation	5,205,535
Related tax expense	-
Gain on disposal of discontinued operation	5,205,535

Net cash inflow on disposal of discontinued operations
Cash consideration received	2,040,000
Cash disposed of	(115,676)
Net cash inflow on disposal	1,924,324

Schedule of Discontinued Operations	Result of discontinued operations:
	2023	2022	2021
Revenue	157,834	305,616	63,882
Cost of Sales	(191,922)	(1,443,855)	(2,240,554)
Other income	131,702	700,122	214,217
Operating expenses	(1,870,939)	(7,680,444)	(7,934,264)
Financial income/(expense), net	(131,192)	239,383	(333,878)
Tax (expense) / credit	99,847	2,410	(139,565)
Gain on disposal of discontinued operation	5,205,535	-	-
Profit after tax from discontinued operations	3,400,865	(7,876,768)	(10,370,162)

Schedule of Earnings Per Share from Discontinued Operations	Earnings per share from discontinued operations:
	2023	2022	2021
Basic and diluted earnings / (loss) per share from discontinued operations	6.92	(172.98)	(313.15)

Schdule of Statement of Cash Flows	Statement of cash flows:
	2023	2022	2021
Operating activities	(1,092,385)	(1,104,053)	(2,612,264)
Investing activities	67	67,406	(116,330)
Financing activities	1,056,532	859,610	2,000,000
Net cash from discontinued operations	(35,786)	(177,037)	(728,594)